Cover	Jun. 10, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 10, 2025
Entity Registrant Name	DAVE & BUSTER’S ENTERTAINMENT, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-35664
Entity Tax Identification Number	35-2382255
Entity Central Index Key	0001525769
Entity Address, Address Line One	1221 S. Belt Line Rd.,
Entity Address, Address Line Two	Suite 500
Entity Address, City or Town	Coppell
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75019
City Area Code	214
Local Phone Number	357-9588
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock $0.01 par value
Trading Symbol	PLAY
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false